Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of composition of issued debt instruments and other financial liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other financial liabilities
Subtotals	$ 184,318	$ 226,358
Issued debt instruments
Subtotals	8,204,177	9,500,723
Issued debt instruments and other financial liabilities	8,388,495	9,727,081
Obligations To Public Sector [Member]
Other financial liabilities
Subtotals		9,198
Other Domestic Obligations [Member]
Other financial liabilities
Subtotals	175,344	204,705
Foreign Obligations [Member]
Other financial liabilities
Subtotals	8,974	12,455
Mortgage Finance Bonds [Member]
Issued debt instruments
Subtotals	12,314	18,502
Senior Bonds [Member]
Issued debt instruments
Subtotals	6,749,989	8,574,213
Mortgage Bonds [Member]
Issued debt instruments
Subtotals	84,335	89,924
Subordinated Bonds [Member]
Issued debt instruments
Subtotals	$ 1,357,539	$ 818,084